Interim Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Net income
Net income	$ 3,733	$ 3,277
Adjustments to determine net cash flows from (used in) operating activities
Provision for (recovery of) credit losses (Note 6)	72	313
Depreciation	275	399
Amortization of other intangibles	160	180
Net securities loss/(gain) (Note 5)	(10)	(20)
Deferred taxes	140	169
Changes in operating assets and liabilities
Interest receivable and payable (Notes 9, 11)	(53)	(16)
Securities sold under repurchase agreements	1,335	(13,204)
Securities purchased under reverse repurchase agreements	1,466	12,986
Securities sold short	5,046	6,769
Trading loans and securities	(5,158)	(8,033)
Loans net of securitization and sales	(21,034)	11,174
Deposits	32,071	31,840
Derivatives	(5,322)	4,170
Non-trading financial assets at fair value through profit or loss	(535)	858
Financial assets and liabilities designated at fair value through profit or loss	20,964	(10,096)
Securitization liabilities	(155)	(651)
Current taxes	(2,083)	467
Brokers, dealers and clients amounts receivable and payable	5,480	(5,337)
Other, including unrealized foreign currency translation (gains)/loss	(7,414)	10,580
Net cash from (used in) operating activities	28,747	45,656
Cash flows from (used in) financing activities
Redemption or repurchase of subordinated notes and debentures	38	2
Common shares issued, net	69	40
Repurchase of common shares (Note 12)	(764)
Redemption of preferred shares and other equity instruments	(1,000)
Sale of treasury shares and other equity instruments	2,941	3,037
Purchase of treasury shares and other equity instruments (Note 12)	(2,965)	(3,179)
Dividends paid on shares and distributions paid on other equity instruments	(2,947)	(1,387)
Repayment of lease liabilities	(166)	(136)
Net cash from (used in) financing activities	(4,794)	(1,623)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	(2,951)	(55,614)
Activities in financial assets at fair value through other comprehensive income
Purchases	(5,821)	(6,152)
Proceeds from maturities	6,714	7,936
Proceeds from sales	3,166	605
Activities in debt securities at amortized cost
Purchases	(41,702)	(27,278)
Proceeds from maturities	17,932	36,116
Proceeds from sales	6	597
Net purchases of land, buildings, equipment, other depreciable assets, and other intangibles	(333)	(302)
Net cash acquired from (paid for) divestitures and acquisitions		24
Net cash from (used in) investing activities	(22,989)	(44,068)
Effect of exchange rate changes on cash and due from banks	106	(160)
Net increase (decrease) in cash and due from banks	1,070	(195)
Cash and due from banks at beginning of period	5,931	6,445
Cash and due from banks at end of period	7,001	6,250
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the period	2,614	695
Amount of interest paid during the period	1,272	1,700
Amount of interest received during the period	7,090	7,319
Amount of dividends received during the period	489	451
Schwab [member]
Adjustments to determine net cash flows from (used in) operating activities
Share of net income from investment in Schwab (Note 7)	$ (231)	$ (169)